Offsetting of Financial Assets and Liabilities - Summary of Offsetting of Financial Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial assets, Gross amounts of recognized financial assets and liabilities	¥ 15,344,537	¥ 14,076,436
Financial assets, Gross amounts offset in statement of financial position	(1,615,969)	(1,699,462)
Financial assets, Net amounts presented in statement of financial position	13,728,568	12,376,974
Financial assets, Related amounts not offset in statement of financial position, Financial instruments	(12,042,167)	(10,458,050)
Financial assets, Related amounts not offset in statement of financial position, Cash collateral	(316,886)	(479,814)
Financial assets, Net amounts	1,369,515	1,439,110
Financial liabilities, Gross amounts of recognized financial assets and liabilities	17,647,919	17,404,249
Financial liabilities, Gross amounts offset in statement of financial position	(1,708,897)	(1,883,640)
Financial liabilities, Net amounts presented in statement of financial position	15,939,022	15,520,609
Financial liabilities, Related amounts not offset in statement of financial position, Financial instruments	(14,689,071)	(14,029,125)
Financial liabilities, Related amounts not offset in statement of financial position, Cash collateral	(472,156)	(587,693)
Financial liabilities, Net amounts	777,795	903,791
Repurchase agreements and cash collateral on securities lent [Member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial liabilities, Gross amounts of recognized financial assets and liabilities	14,003,938	12,877,484
Financial liabilities, Gross amounts offset in statement of financial position	(1,116,689)	(854,891)
Financial liabilities, Net amounts presented in statement of financial position	12,887,249	12,022,593
Financial liabilities, Related amounts not offset in statement of financial position, Financial instruments	(12,885,505)	(12,019,290)
Financial liabilities, Net amounts	1,744	3,303
Derivative financial liabilities [member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial liabilities, Gross amounts of recognized financial assets and liabilities	3,643,981	4,526,765
Financial liabilities, Gross amounts offset in statement of financial position	(592,208)	(1,028,749)
Financial liabilities, Net amounts presented in statement of financial position	3,051,773	3,498,016
Financial liabilities, Related amounts not offset in statement of financial position, Financial instruments	(1,803,566)	(2,009,835)
Financial liabilities, Related amounts not offset in statement of financial position, Cash collateral	(472,156)	(587,693)
Financial liabilities, Net amounts	776,051	900,488
Reverse repurchase agreements and cash collateral on securities borrowed [member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial assets, Gross amounts of recognized financial assets and liabilities	11,462,683	9,346,594
Financial assets, Gross amounts offset in statement of financial position	(1,116,689)	(854,891)
Financial assets, Net amounts presented in statement of financial position	10,345,994	8,491,703
Financial assets, Related amounts not offset in statement of financial position, Financial instruments	(10,243,455)	(8,458,707)
Financial assets, Net amounts	102,539	32,996
Derivative financial assets [member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial assets, Gross amounts of recognized financial assets and liabilities	3,881,854	4,729,842
Financial assets, Gross amounts offset in statement of financial position	(499,280)	(844,571)
Financial assets, Net amounts presented in statement of financial position	3,382,574	3,885,271
Financial assets, Related amounts not offset in statement of financial position, Financial instruments	(1,798,712)	(1,999,343)
Financial assets, Related amounts not offset in statement of financial position, Cash collateral	(316,886)	(479,814)
Financial assets, Net amounts	¥ 1,266,976	¥ 1,406,114